3. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset schedule
	USEFUL LIVES	2014	2013

Acquisition of intellectual property (FuturLink)	5 years	98,000	160,200
Website technology development (Venn/AcePlace)	5 years	45,000	45,000
		143,000	205,200
Less Accumulated Amortization		48,672	20,083
		$94,328	$185,117

Future accumulated amortization schedule
2015	$28,599
2016	28,599
2017	28,599
Thereafter	8,531
94,328